DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 19, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	FREEPORT-MCMORAN INC
Entity Central Index Key	0000831259
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19,065,669,477
Entity Common Stock, Shares Outstanding		1,251,849,800
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015